Offerings - Offering: 1	Mar. 20, 2025 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	22,950,000
Proposed Maximum Offering Price per Unit	153.03
Maximum Aggregate Offering Price	$ 3,512,038,500
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 537,693.09
Offering Note
1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 covers any additional securities to be offered or issued from stock splits, stock dividends or similar transactions or pursuant to anti-dilution adjustments.

2. Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant’s shares of common stock on March 13, 2025, as reported on the Nasdaq Global Select Market.

3. Represents additional shares of the Registrant’s common stock issuable under the Amended and Restated QUALCOMM Incorporated 2023 Long-Term Incentive Plan.